Share-based awards - Expense by function (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)
Share-based awards
Share-based compensation expense	¥ 30,831	$ 4,489	¥ 23,971	¥ 50,120
Cost of revenue
Share-based awards
Share-based compensation expense	5,710		5,725	11,224
Product development expenses
Share-based awards
Share-based compensation expense	13,514		11,035	21,474
Sales and marketing expenses
Share-based awards
Share-based compensation expense	3,710		3,050	5,323
General and administrative expenses
Share-based awards
Share-based compensation expense	¥ 7,897		¥ 4,161	¥ 12,099